EARNINGS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Summary of Basic and Diluted Earnings Per Share
A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended March 31,
	2021	2020
Basic:
Net income (loss) attributable to CNH Industrial	$408	$(65)
Weighted average common shares outstanding—basic	1,354	1,350
Basic earnings (loss) per share	$0.30	$(0.05)
Diluted:
Net income (loss) attributable to CNH Industrial	$408	$(65)
Weighted average common shares outstanding—basic	1,354	1,350
Effect of dilutive securities (when dilutive):
Stock compensation plans (1)	4	—
Weighted average common shares outstanding—diluted	1,358	1,350
Diluted earnings (loss) per share	$0.30	$(0.05)
(1) For the three months ended March 31, 2021, no shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact.